Borrowings Under Financing Arrangements (Details) - Schedule of group's borrowings under financing arrangements - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Group's Borrowings Under Financing Arrangements [Abstract]
Current portion	¥ 20,540,000	¥ 40,078,000
Non-current portion	24,987,000	44,178,000
Total portion	¥ 45,527,000	¥ 84,256,000